Pension Plans and Other Postretirement Benefits Net Periodic Pension Expense - Level 4 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Other Costs	$ (2)	$ (15)	$ 8
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	0	0	3
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost	6	6	9
Defined Benefit Plan, Interest Cost	9	9	9
Defined Benefit Plan, Expected Return on Plan Assets	(9)	(9)	(9)
Amortization of prior service cost	0	0
Amortization of Actuarial Losses	0	0	0
Pension and Other Postretirement Benefit Expense	4	21	(2)
US Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost	6	6
Defined Benefit Plan, Interest Cost	9	9
Amortization of prior service cost			(3)
Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost	12	10	10
Defined Benefit Plan, Interest Cost	3	3	3
Defined Benefit Plan, Expected Return on Plan Assets	(1)	(1)	(1)
Defined Benefit Plan, Actuarial Gain (Loss)	(3)	18	(1)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	0	0	0
Amortization of Actuarial Losses	0	0	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments	$ 0	$ 0	$ 0